Related party disclosures	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
Related Party Disclosures
30.
Related party disclosures

The ultimate parent

As of December 31, 2025, the controlling shareholder of the Company, HLA, indirectly owned 18,270,965, or 48.7% (2024: 18,270,965, or 48.7%), of the ordinary shares (net of treasury shares) in the capital of the Company, as well as a special share that entitles it to elect a majority of directors of the Company. The immediate and ultimate holding companies of HLA are Hong Leong Corporation Holdings Pte Ltd and Hong Leong Investment Holdings Pte. Ltd. respectively.

In 2025, there were transactions other than dividends paid, between the Group and HLA of RMB 0.7 million (less than US$0.1 million) (2024: RMB 0.6 million; 2023: RMB 0.5 million). The transaction relates to consultancy fees charged by HLA.

Entity with significant influence over the Group

As of December 31, 2025, GY through Coomber Investment Ltd. owned 20.1% (2024: 20.1%) of the ordinary shares in the capital of the Company.

The following provides the significant transactions that have been entered into with related parties for the relevant financial year.

	31.12.2023	31.12.2024	31.12.2025	31.12.2025
	RMB’000	RMB’000	RMB’000	US$’000
Sales of engines, components and parts
- associates and joint ventures	924,971	974,112	983,923	142,128
- GY and its affiliates	2,034,304	2,120,542	557,549	80,538
Purchase of components, parts, supplies and engines
- associates and joint ventures	1,614,814	1,683,296	2,029,233	293,123
- GY and its affiliates	1,804,457	1,927,305	2,581,826	372,945
Hospitality, restaurant, consultancy and other service income charged to
- a joint venture	18,427	11,536	9,738	1,407
- GY and its affiliates	18,023	25,521	39,040	5,639
Service charge charged by
- joint ventures	2,094	833	5,948	859
Rental income
- joint ventures	3,834	2,914	2,931	423
- GY and its affiliates	12,227	12,657	12,636	1,825
Sales of an intangible asset to a joint venture	101,390	—	—	—
Sales of machineries & equipment to a joint venture	—	—	3,164	457
Property management service expenses
- GY and its affiliates	24,668	22,873	24,252	3,503
Selling, general and administrative expenses
- GY and its affiliates	34,178	98,486	115,073	16,622
- HLA and its affiliates	9,194	8,968	3,648	527
Delivery, storage, distribution and handling expenses
- GY and its affiliates	212,566	183,020	210,078	30,346
Payment for lease liabilities
- GY and its affiliates	19,615	19,225	25,161	3,635

In addition to the above, Yuchai also entered into transactions with other PRC Government owned enterprises. Management considers that these transactions were entered into in the normal course of business and expects that these transactions will continue on normal commercial terms.

The transactions with related parties are made at terms agreed between the parties.

30.
Related party disclosures (cont’d)

Compensation of key management personnel of the Group

	31.12.2023	31.12.2024	31.12.2025	31.12.2025
	RMB’000	RMB’000	RMB’000	US$’000
Short-term employee benefits	30,147	34,625	41,371	5,976
Share-based payment	—	952	13,074	1,889
Contribution to defined contribution plans	305	315	328	47
	30,452	35,892	54,773	7,912

The non-executive directors do not receive pension entitlements from the Group.